Summary of material accounting policies - Intangibles (Details)	12 Months Ended
Dec. 31, 2023 D shares
Summary of significant accounting policies
Settlement period of current receivables	60 days
Number of trading days considered for determination of exercise price of stock options | D	5
Stock option plan
Summary of significant accounting policies
Vesting period of awards	3 years
Expiration term of the awards	7 years
Restricted share units
Summary of significant accounting policies
Expiration term of the awards	36 months
Number of common shares that each award is equivalent to	1
Settlement period of awards	36 months
Deferred share units
Summary of significant accounting policies
Number of common shares that each award is equivalent to	1